Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018		Mar. 31, 2017
Intangible assets subject to amortization:
Gross carrying amount	¥ 3,193,199		¥ 2,997,710
Accumulated amortization	2,197,572		1,986,475
Net carrying amount	995,627		1,011,235
Intangible assets not subject to amortization:
Other	15,492	[1]	9,124
Total intangible assets, Net	1,011,119		1,020,359
Mortgage Servicing Rights [Member]
Intangible assets not subject to amortization:
Other	7,268
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount	2,585,161		2,386,754
Accumulated amortization	1,852,333		1,675,564
Net carrying amount	732,828		711,190
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount	128,679		126,728
Accumulated amortization	83,382		76,628
Net carrying amount	45,297		50,100
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount	391,832		395,136
Accumulated amortization	227,079		203,144
Net carrying amount	164,753		191,992
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount	77,821		77,024
Accumulated amortization	30,801		27,210
Net carrying amount	47,020		49,814
Other [Member]
Intangible assets subject to amortization:
Gross carrying amount	9,706		12,068
Accumulated amortization	3,977		3,929
Net carrying amount	¥ 5,729		¥ 8,139

[1]	Intangible assets not subject to amortization includes ¥7,268 million of mortgage servicing rights accounted for at fair value at March 31, 2018.